General information	6 Months Ended
Jun. 30, 2020
General Information About Financial Statements [Abstract]
General information	General information
These unaudited condensed consolidated interim financial statements (“interim financial statements”) as at and for the three and six months ended June 30, 2020 comprise Nomad Foods Limited and its subsidiaries (together referred to as the “Company” or “Nomad”). Nomad Foods Limited (NYSE: NOMD) is a leading frozen foods company building a global portfolio of best-in-class food companies and brands within the frozen category and in the future across the broader food sector. Nomad produces, markets and distributes brands in 17 countries and has the leading market share in Western Europe. The Company’s portfolio of leading frozen food brands includes Birds Eye, Iglo, Findus, Goodfella's and Aunt Bessie's.

The Company’s sales and working capital levels have historically been affected to a limited extent by seasonality. In general, sales volumes for frozen food are slightly higher in colder or winter months and variable production costs and working capital will vary depending on the harvesting and buying periods of seasonal raw materials, in particular vegetable crops. For example, stock levels typically peak in August to September just after the pea harvest and as a result, more working capital is required during those months.
Nomad is a company registered in the British Virgin Islands and domiciled for tax in the United Kingdom.